Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
DisclosureLineItemElements [Line Items]
Basis of Presentation

Basis of Presentation. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Due to the inherent uncertainties in making estimates, actual amounts may differ from these estimates.

Participant Contributions	Participant Contributions. Participant contributions are recorded in the period in which funds are withheld from participants’ compensation.
Participant Withdrawals

Participant Withdrawals. Participant withdrawals are recorded in the period in which funds are returned to the participants as a result of either voluntary withdrawal from the Plan or termination of employment.

Contributions Used to Purchase Stock on Behalf of Participants

Contributions Used to Purchase Stock on Behalf of Participants. Contributions used to purchase stock on behalf of participants are recorded in the period in which the funds are used to purchase common stock of Lantronix, Inc. As soon as practicable after the purchase of stock by the Plan for its participants, the Company will deliver to each participant certificates representing the shares purchased on their account.

Obligation to Participants

Obligation to Participants. Obligation to participants represents cash held by the Company for purposes of purchasing common stock of Lantronix, Inc. at the conclusion of the current Offering Period. With the plan suspended after May 2025, there may be no current Offering Period in existence on December 31, 2025. The Plan maintains cash and cash equivalents balances at certain financial institutions in excess of amounts insured by the Federal Deposit Insurance Corporation (“FDIC”). There can be no assurance that the Plan’s deposits in excess of the FDIC limits will be backstopped by the U.S., or that any bank or financial institution with which the Company does business will be able to obtain needed liquidity from other banks, government institutions or by acquisition in the event of a failure or liquidity crisis. As of December 31, 2025, the Plan had no outstanding offering period and accordingly, no obligation to participants was recorded.

Administrative Expenses	Administrative Expenses. The Company is the Administrator of the Plan and pays all costs related to the Plan’s administration.